Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 5,646,363	$ 488,385	$ 2,832,064	$ 8,966,812
Canada | Abitibiwinni First Nation
Total		$ 488,385	320,583	808,968
Canada | Eeyou Itschee James Bay Regional Government
Total	184,066			184,066
Canada | Finance Ministry Government of Quebec
Total			134,036	134,036
Canada | Revenue Ministry Government of Quebec
Total	$ 5,462,297			5,462,297
Mexico | Federal Treasury of Mining General Directorate
Total			953,445	953,445
United States of America | United States of America Bureau of Land Management
Total			$ 1,424,000	$ 1,424,000